Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of personnel expenses [line items]
Personnel Expenses	$ 31,825,101	$ 33,284,961	$ 35,657,786
Payroll [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	19,789,826	20,504,481	24,414,768
Social contributions on payroll [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	4,553,002	4,500,774	3,592,936
Personnel Compensations and Rewards [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	5,811,760	6,424,341	5,717,492
Services for Personnel [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	765,223	972,727	1,128,695
Other Short-term Personnel Expenses [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	781,545	746,668	687,034
Other Long-term Personnel Expenses [member]
Disclosure of personnel expenses [line items]
Personnel Expenses	$ 123,745	$ 135,970	$ 116,861